Quarterly Operating Results (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Operating Results [Abstract]
Revenues	$ 1,283	$ 1,335	$ 1,093	$ 1,039	$ 1,156	$ 1,255	$ 1,052	$ 1,034	$ 4,750	$ 4,497	$ 4,320
Net earnings, including noncontrolling interests	127	108	30	54	109	136	95	86	319	426	534
Net earnings attributable to shareholders	$ 109	$ 97	$ 48	$ 88	$ 132	$ 143	$ 103	$ 104	$ 342	$ 482	$ 523
Earnings Attributable to Shareholders per Common Share:
Basic	$ 1.11	$ 0.97	$ 0.47	$ 0.84	$ 1.24	$ 1.32	$ 0.93	$ 0.93	$ 3.37	$ 4.41	$ 4.52
Diluted	$ 1.09	$ 0.95	$ 0.46	$ 0.83	$ 1.22	$ 1.30	$ 0.92	$ 0.92	$ 3.32	$ 4.36	$ 4.48
Average number of Common Shares:
Basic	98.2	99.7	102.7	104.6	106.7	108.2	110.2	112.0	101.3	109.2	115.7
Diluted	99.8	101.3	104.4	106.2	108.1	109.5	111.8	113.1	102.9	110.5	116.8